UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 99.1%

                                                 SHARES      VALUE
                                                -------   -----------
ELECTRIC UTILITIES - 22.5%
   Calpine * ................................    60,000   $   674,400
   CMS Energy ...............................    75,000       997,500
   DTE Energy ...............................    10,000       369,800
   FPL Group ................................    26,500     1,301,150
   Integrys Energy Group ....................    30,000     1,038,000
   ITC Holdings .............................    26,500     1,177,130
   National Grid PLC ADR ....................    23,400     1,160,874
   NiSource .................................    60,000       775,200
   NSTAR ....................................    45,000     1,392,750
   NV Energy ................................   135,000     1,547,100
   SCANA ....................................     5,000       169,200
   TECO Energy ..............................    70,000     1,003,800
                                                          -----------
                                                           11,606,904
                                                          -----------
ENERGY - 23.5%
   Consol Energy ............................    10,800       462,348
   EnCana ...................................    48,000     2,658,720
   Exxon Mobil ..............................    28,000     2,006,760
   Peabody Energy ...........................    11,200       443,408
   Schlumberger .............................    24,500     1,523,900
   Southwestern Energy * ....................    26,000     1,133,080
   Total ADR ................................    21,000     1,261,470
   Transocean * .............................    24,000     2,013,840
   Ultra Petroleum * ........................    13,000       631,150
                                                          -----------
                                                           12,134,676
                                                          -----------
FINANCIAL SERVICES - 3.8%
   Berkshire Hathaway, Cl B * ...............       600     1,969,800
                                                          -----------
GAS - 20.9%
   EQT ......................................    37,500     1,569,750
   Oneok ....................................    68,650     2,485,816
   ONEOK Partners, LP (A) ...................     8,000       435,200
   Sempra Energy ............................    47,000     2,418,150

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                 SHARES      VALUE
                                                -------   -----------
GAS - CONTINUED
   South Jersey Industries ..................    30,000   $ 1,058,700
   Southwest Gas ............................    45,000     1,124,550
   Williams .................................    89,000     1,677,650
                                                          -----------
                                                           10,769,816
                                                          -----------
INDUSTRIALS - 3.8%
   Burlington Northern Santa Fe .............    19,000     1,431,080
   Nalco Holding ............................    24,000       507,600
                                                          -----------
                                                            1,938,680
                                                          -----------
TELECOMMUNICATION SERVICES - 18.6%
   AT&T .....................................    83,704     2,148,682
   BCE ......................................    25,000       599,500
   CenturyTel ...............................    51,000     1,655,460
   CommScope * ..............................    25,000       675,500
   Frontier Communications ..................   250,000     1,792,500
   Itron * ..................................     6,000       360,240
   MetroPCS Communications * ................    75,000       467,250
   Telefonica ADR ...........................    22,400     1,880,032
                                                          -----------
                                                            9,579,164
                                                          -----------
WATER UTILITIES - 6.0%
   American Water Works .....................   124,000     2,352,280
   Veolia Environnement .....................    22,500       733,950
                                                          -----------
                                                            3,086,230
                                                          -----------
   TOTAL COMMON STOCK
      (Cost $53,270,556) ....................              51,085,270
                                                          -----------
   TOTAL INVESTMENTS - 99.1%
      (Cost $53,270,556) + ..................             $51,085,270
                                                          ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $51,530,618.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY CONSIDERED MASTER LIMITED PARTNERSHIP. AT OCTOBER 31, 2009, THIS SECURITY AMOUNTED TO $435,200 OR 0.84% OF NET ASSETS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                    OCTOBER 31, 2009 (UNAUDITED)

ADR   - AMERICAN DEPOSITARY RECEIPT
CL    - CLASS
LP    - LIMITED PARTNERSHIP
PLC   - PUBLIC LIMITED COMPANY

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $53,270,556, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,512,995 AND $(5,698,281), RESPECTIVELY.

     AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHR-QH-001-1100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: December 23, 2009